Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	28054-1 / D/TSW/794873.1

December 2, 2005

BY EDGAR AND COURIER

MAIL STOP 3561

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

USA

Attention:	Jay Williamson

Division of Corporate Finance

Dear Sirs/Mesdames:

Re: Surge Enterprises, Inc. (the “Company”) Registration Statement on Form SB-2 Your File No. 333-128995 Filed: October 10, 2005

Thank you for your letter of November 10, 2005 with your comments on the Company’s Registration Statement on Form SB-2, filed October 10, 2005. On behalf of the Company, we enclose a revised Form SB-2/A Amendment No. 1, together with the Company’s responses to the comments set out in your letter. For your ease of reference, our responses to your comments are numbered in a corresponding manner. However, the page number references to the registration statement have changed and the updated page numbers are used herein for ease of reference.

General

1.            The discussion in the prospectus has been revised to give slightly more prominence to the consulting revenue. However, the Company has received income from the LinkSurge software product in the quarter ended August 31, 2005, as described in the revised financial statements. In addition, the Company will use the consulting revenue to develop and promote the LinkSurge software and the focus of the Company’s operations will be on gaining market penetration for this software. Therefore, the Company is of the view that the investor should focus its attention on the LinkSurge software as that is the product where majority of the investor risk lies. As

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

requested, the revised Form SB-2/A includes information regarding the number of downloads and the amount and types of software sales at page 24.

Registration Statement Cover Page

2.            The IRS Identification No. of the Company has been inserted. The Company expects to file tax returns within two months.

Prospectus Cover Page

3.	The statement that the shares were acquired in a private placement has been removed.

Prospectus Summary, page 6

4.            The disclosure has been amended to clarify that development of the software commenced on April 13 and that marketing efforts did not commence until July 27, 2005.

Summary Financial Data, page 7

5.	The table of summary data has been revised as requested.

Risk Factors, page 7

6.	Risk factor one has been revised pursuant to your comment.

7.            Risk factor two has been revised to indicate that the Company commenced offering the LinkSurge software for sale in July 2005 and that as at August 31, $2,436 in revenue has been received by the Company from software sales. These sales are reflected in the revised interim period unaudited financial statements.

8.	Both of the referenced statements in risk factor three have been removed.

9.            Risk factors 4, 9, 10, 11 and 17 have been removed. Risk factor one has been amended to incorporate some of the language that was in risk factor four. Risk factors 16, 18, 19 and 20 have been moved to follow the discussion under the heading “Plan of Distribution.”

10.          Mr. Hollman’s other consulting activities relate to the film and landscaping industries and there is therefore no conflict between these activities and the Company’s activities. Risk factor 12 has been revised slightly to list the other industries Mr. Hollman is involved with.

11.          The Company does not have any say in the stock symbol it will receive, if any – the NASD assigns stock symbols at its sole discretion. The Company has not made any efforts to this date to have its stock quoted on the OTCBB and risk factor 16 has been revised to make this clear. The Company intends to seek a quotation once the registration statement is effective.

12.          The Company has U.S. dollar accounts at the Bank of America in the U.S. and the Bank of Montreal in Canada, as well as a Canadian dollar account at the Bank of Montreal in Canada. The majority of the Company’s cash in is U.S. dollars and therefore the Company does not believe that it is subject to significant risk arising out of fluctuations in the currency markets.

Securities and Exchange Commission’s Public Reference, page 11

13.	The disclosure has been updated.

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Use of Proceeds, page 12

14.          The estimated costs associated with the registration statement, as disclosed on page 43, have been disclosed in the use of proceeds section. The Company expects to be able to pay these costs out of the cash it has available and future revenues.

Directors, Executive Officers, Promoters and Control Persons, page 18

15.          Mr. Mutter was an advisor to the board of directors and is currently a director of Micropharma Limited. Disclosure has been updated on this point.

16.	Further details have been added regarding the business experience of management.

Description of Business, page 22

17.          Intellectual property issues have been consolidated on pages 27-28. Disclosure has been added regarding how the Company satisfies itself that intellectual property rights have not been violated by outside developers.

18.          The revised interim financial statements indicate that the Company has made sales of the LinkSurge software.

19.	Disclosure has been added on these points at page 23.
20.	Disclosure has been added on these points at page 28.
21.	Clarification has been added at page 24.

22.          Further details on the material terms of the Share-it agreements have been added at page 25 and the two Share-it agreements have been filed as exhibits.

23.          References to an affiliate program have been removed as there is no formal affiliate program. Disclosure has been revised on pages 25-26 to indicate that the Company has two preferred service providers as well as a referral program through Share-it. Disclosure has been added on page 26 regarding the remaining issues raised in your point 23.

24.          All three main sources of revenue are currently producing revenue, as indicated in the revised interim financial statements.

25.          Disclosure throughout the registration statement has been modified to remove references to SubmitPlus.com and Textlinkbrokers.com as these arrangements were terminated by the Company on November 15, 2005, without penalty. Neither arrangement had produced any revenue.

26.	The SubmitPlus.com and Textlinkbrokers.com arrangements have been terminated.

27.          The “highly sought after” clause has been removed. The Page Rank of 6 can be checked by visiting www.surgemark.com using Internet Explorer with the Google Toolbar installed.

28.          The SubmitPlus.com references have been removed. An expanded description of what an SEO service is has been added at page 22.

29.	The SubmitPlus.com references have been removed.

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30.          The SubmitPlus.com references have been removed. The Company did not sell any SubmitPlus.com services.

31.	An effort has been made to remove all duplicative discussion.
32.	The discussion has been revised and expanded accordingly at page 24.
33.	Disclosure regarding sales of licenses has been added at page 24.
34.	The disclosure regarding requests for proposal has been amended at page 24.
35.	The discussion has been removed.

36.          The disclosure regarding free product trials has been revised and moved to page 22. The Company has decided that the free 30 day trial version of the LinkSurge software will always be available, with limited functionality.

37.          Disclosure has been added to reflect that all major search engines have accepted the Company’s website for registration, as confirmed by searches conducted using those search engines.

38.	The assertion has been removed.
39.	The discussion of reciprocal link exchanges has been revised at page 25.

40.          Disclosure of the Share-it arrangement has been supplemented at page 26. No revenue has been generated to date through Share-it. There are two Share-it agreements – both have been filed as exhibits.

41.          The Company advises that there are no known licensing issues associated with developing or licensing software using the .NET platform. .Net is made available to all software developers and Microsoft encourages its use and does not charge for it.

42.	The disclosure regarding competition and the market has been revised at page 26.

43.          Disclosure regarding hours spent on research and development has been added at page 27.

Intellectual Property, page 27

44.	The disclosure has been updated at page 28 to clarify that updates are not obligatory.

Management’s Discussion and Analysis, page 28

45.          Although the Company intends to devote significant efforts to developing and promoting its LinkSurge software, the Company currently has three main sources of revenue stream. The Company has received revenue from two of these streams in the financial year ending May 31, 2005 and all three in the quarter ending August 31, 2005. The Company respectfully submits that it therefore qualifies as having revenue in the last fiscal year and any interim period in the current fiscal year, as required by Item 303(a) of Regulation S-B and therefore is not required to include a detailed plan of operations.

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46.          The requested disclosure has been added at page 30 under the heading “Capital Expenses and Sources of Funds”.

47.	The statement has been removed.

48.          The disclosure on the Share-it percentage fee has been removed from page 31 and revised at page 24 to indicate that the expected percentage fee is 5-8%.

49.	The disclosure of subcontracting expenses has been updated at pages 26 and 29.

50.          The disclosure on page 29 has been updated to indicate that management has informally committed to fund the Company’s cash requirements for the next 12 months and at this time does not have any present plans to raise further funds from third parties.

51.          The disclosure for software development costs has been made consistent at $15,000 throughout the registration statement.

Certain Relationships and Related Transactions, page 34

52.	Disclosure regarding the equipment purchase has been added at page 35.

53.          The Company advises that there is no formal agreement in place with Mr. Mutter as he is the principal of the Company. Disclosure regarding lack of a formal agreement and compensation received by Mr. Mutter to date has been added at pages 35 and 37.

54.          Disclosure regarding the payment of costs on behalf of the Company by a related party has been added at page 35.

Executive Compensation, page 36

55.	The compensation table at page 37 has been revised accordingly.

Financial Statements – May 31, 2005 Year End

Report of Independent Registered Public Accounting Firm, F-1

56.          The updated version of the auditor’s consent letter is filed as Exhibit 23.1. The auditor has advised that no revision to its report dated July 6, 2005 for the May 31, 2005 audited statements is necessary since no audited numbers have changed. We note that the name of the auditor and the electronic signature of the auditor on the auditor’s report is located at page F-1. The auditor advises that changes to the notes to financial statements only reflect expansion/clarification of the notes.

Notes to Financial Statements – May 31, 2005 Year End

Note 1. Organization and Going Concern, F-6

57.	Please see changes to Note 1 of the May 31, 2005 audited financial statements.

Note 2. Summary of Significant Accounting Policies

g) Revenue Recognition, F-8

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58.	Please see changes to Note 2g of the May 31, 2005 audited financial statements.
59.	Please see changes to Note 2g of the May 31, 2005 audited financial statements.
60.	Please see Note 2n of the May 31, 2005 audited financial statements.
61.	Please see Note 2o of the May 31, 2005 audited financial statements.

n) Software Costs, F-11

62.	Please see Note 2p of the May 31, 2005 audited financial statements.
63.	Please see Note 4 of the May 31, 2005 audited financial statements.

August 31, 2005 Unaudited Interim Financial Statements

General

64.	Please see changes to the August 31, 2005 interim unaudited financial statements.

Notes to Consolidated Financial Statements

General

65.          The agreement with Sumitplus.com was subsequently cancelled, according to management - therefore, no commitment disclosure is needed. The agreement with Textlinkbrokers.com is on a month-to-month basis with automatic renewals each month until cancelled - therefore, no commitment disclosure is needed. The agreement with Infectious Communications is disclosed - please see note 7 of the August 31, 2005 interim unaudited financial statements.

66.          The initial 50% fee payable to Infectious Communications is due on the commencement of development of the software. As at August 31, 2005, the project has not yet commenced. Therefore, no accrual has been made for matching purposes.

Note 1. Organization and Going Concern, F-6

67.	Please see Note 1 of the August 31, 2005 interim unaudited financial statements.

Note 4. Related Party Balances and Transactions, F-29

68.	Please see Note 5d of the August 31, 2005 interim unaudited financial statements.

69.          Further to SAB 5G, transfers of non-monetary assets for stock or other consideration of the Company prior to an initial public offering are recorded at predecessor cost as determined in accordance with GAAP in most circumstances. Where the Company gives monetary consideration for property conveyed by shareholders, the excess over predecessor cost is treated as a reduction of equity (i.e. a special distribution). In this case, the computer and office equipment were valued at their estimated fair market value at the date of purchase from Mr. Mutter. Based upon management estimates, the Averatec Laptop and the IBM Thinkpad were valued at 90% of their new cost since these items were originally purchased by Mr. Mutter within the last 6 months. All other items were valued at 50% of their new cost. The original cost to Mr. Mutter of all items was approximately $8,900 (predecessor costs).

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Exhibits

70.	The legal opinion has been revised pursuant to your comment.
71.	No subscription agreement will be used in this offering.
72.	The exhibit containing the subsidiaries of the Company has been filed.

Please find enclosed both clean (four copies) and a blacklined version of the amended Registration Statement on Form SB-2/A Amendment No. 1. The amended Registration Statement has also been filed by Edgar. The blacklined version of the amended Registration Statement has been marked to show changes between the version filed on October 10, 2005 and the version filed herewith.

We look forward to the receipt of any further comments which you may have in regard to the amended registration statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per:	/s/ William L. Macdonald

William L. Macdonald

WLM/TSW

Encl.

cc:	Surge Enterprises, Inc.
Attention: Troy Mutter, President

D/TSW/794873.1